DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	GENTOR RESOURCES INC.
Entity Central Index Key	0001346917
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	gntof
Entity Common Stock, Shares Outstanding	62,753,840
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 6,935,012	$ 5,331,916
Prepaids and advances (note 4)	75,898	46,809
Total current assets	7,010,910	5,378,725
Long term deposit (note 5)	10,000	10,000
Capital assets (note 7)	257,968	376,297
Mineral properties (note 6)	18,248,198	18,248,198
Total assets	25,527,076	24,013,220
LIABILITIES
Accounts payable	552,377	413,307
Accrued liabilities	50,550	50,062
Due to related parties (note 8)	132,240	211,351
Note payable (note 9)	0	769,733
Loan payable- current portion (note 10)	0	36,729
Canadian dollar common share purchase warrants (note 12 e)	263,398	0
Total current liabilities	998,565	1,481,182
Loan payable- long term portion (note 10)	0	37,467
Total liabilities	998,565	1,518,649
SHAREHOLDERS' EQUITY
Preferred stock, value	0	0
Common stock, value	6,275	5,285
Additional paid-in capital	40,761,669	32,067,618
Deficit accumulated during the exploration stage	(16,239,433)	(9,578,332)
Total shareholders' equity	24,528,511	22,494,571
Total liabilities and shareholders' equity	$ 25,527,076	$ 24,013,220

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	62,753,840	52,851,672
Common stock, shares outstanding	62,753,840	52,851,672

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			81 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Expenses
Field camps expenses	$ 166,718	$ 148,168	$ 722	$ 663,261
Surveying	22,586	14,154	1,035	87,440
Geophysics	106,382	660,027	0	766,409
Geochemistry	70,726	38,895	661	254,734
Geology	538,383	76,795	6,400	1,130,444
Drilling	1,103,893	339,094	900	4,222,664
Environmental testing	0	326	0	28,210
Mineral properties	100,000	100,000	100,000	663,045
Consulting fees - related parties	0	0	0	12,400
Consulting fees - others	4,174	183,691	0	194,624
Management fees	0	0	0	2,000
Professional fees	1,100,807	443,523	174,647	2,296,473
General and administrative expenses	2,431,515	1,458,173	135,517	4,495,026
(Gain) loss on sale of capital assets	(111,470)	1,213	(7,720)	(117,977)
Depreciation	160,313	146,548	109,505	532,880
Net operating loss	(5,694,027)	(3,610,607)	(521,667)	(15,231,633)
Interest income	9,898	142	0	12,452
Gain on Canadian dollar common share purchase warrants	80,815	0	0	80,815
Rental income	0	0	6,720	6,720
Loss on deposit	0	0	(50,000)	(50,000)
Net loss and comprehensive loss	$ (5,603,314)	$ (3,610,465)	$ (564,947)	$ (15,181,646)
Basic and diluted loss per common share (note 12 f) (in dollars per share)	$ (0.09)	$ (0.09)	$ (0.03)
Weighted average number of basic and diluted common shares outstanding (note 12 f) (in shares)	59,558,895	38,903,807	22,500,000

CONSOLIDATED STATEMENTS OF CASH FLOW (USD $)	12 Months Ended			81 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
CASH PROVIDED BY (USED IN): Operating activities:
Net loss	$ (5,603,314)	$ (3,610,465)	$ (564,947)	$ (15,181,646)
Depreciation	160,313	146,548	109,505	532,880
Gain on derivative financial instruments	(80,815)	0	0	(80,815)
(Gain) loss on sale of capital asset	(111,470)	1,213	(7,720)	(117,977)
Accrued interest included in notes payable	0	55,883	27,791	95,115
Stock based compensation - employees	582,081	140,834	0	722,915
Stock based compensation - consultants	0	97,500	0	97,500
Loss on deposit	0	0	50,000	50,000
Shares issued for mineral properties	0	0	0	100,000
Shares issued for services	0	180,000	0	180,000
Change in non cash working capital balances
Accounts payable	139,070	(638,347)	(2,412)	471,245
Accrued liabilities	488	21,949	0	41,732
Prepaids and advances	(29,089)	(43,602)	6,752	(123,527)
Cash used in operating activities	(4,942,736)	(3,648,487)	(381,031)	(13,212,578)
Financing activities
Loan payable repayment	(74,196)	(36,006)	(35,297)	(145,499)
Notes payable repayment	(769,733)	0	476,389	(93,344)
Due to related parties/advances	(79,111)	(1,053,911)	(62,266)	(398,914)
Common shares and warrants issued (net of issuance costs)	7,399,385	9,855,309	0	21,129,694
Cash provided by financing activities	6,476,345	8,765,392	378,826	20,491,937
Investing activities
Purchase of capital assets	(115,791)	(62,425)	0	(621,764)
Gentor Resources Limited acquisition (note 3)	0	255,889	0	255,889
Proceeds from disposal of capital assets	185,278	4,000	11,250	200,528
Purchase of a certificate of deposit	0	0	0	(10,000)
Mineral properties expenditures	0	0	0	(169,000)
Cash provided by (used in) investing activities	69,487	197,464	11,250	(344,347)
Net increase in cash	1,603,096	5,314,369	9,045	6,935,012
Cash, beginning of the year	5,331,916	17,547	8,502	0
Cash, end of the year	$ 6,935,012	$ 5,331,916	$ 17,547	$ 6,935,012

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2004		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2004		0
Stock issued during the period		1,250	48,750	0	50,000
Stock issued during the period (in shares)		12,500,000
Net loss for the year		0	0	(97,637)	(97,637)
Balance at Dec. 31, 2005		1,250	48,750	(97,637)	(47,637)
Balance (in shares) at Dec. 31, 2005		12,500,000
Stock issued during the period		500	999,500	0	1,000,000
Stock issued during the period (in shares)		5,000,000
Net loss for the year		0	0	(233,900)	(233,900)
Balance at Dec. 31, 2006		1,750	1,048,250	(331,537)	718,463
Balance (in shares) at Dec. 31, 2006		17,500,000
Shares issued on July 23, 2007 at $0.20 per share		50	99,950	0	100,000
Shares issued on July 23, 2007 at $0.20 per share (in shares)		500,000
Shares issued on July 31, 2007 at $0.20 per share		100	199,900	0	200,000
Shares issued on July 31, 2007 at $0.20 per share (in shares)		1,000,000
Shares issued on November 20, 2007 at $0.25 per share		100	249,900	0	250,000
Shares issued on November 20, 2007 at $0.25 per share (in shares)		1,000,000
Shares issued on December 17, 2007 at $1.00 per share		250	2,374,750	0	2,375,000
Shares issued on December 17, 2007 at $1.00 per share (in shares)		2,500,000
Net loss for the year		0	0	(1,881,910)	(1,881,910)
Balance at Dec. 31, 2007		2,250	3,972,750	(2,213,447)	1,761,553
Balance (in shares) at Dec. 31, 2007		22,500,000
Net loss for the year		0	0	(3,189,473)	(3,189,473)
Balance at Dec. 31, 2008		2,250	3,972,750	(5,402,920)	(1,427,920)
Balance (in shares) at Dec. 31, 2008		22,500,000
Net loss for the year		0	0	(564,947)	(564,947)
Balance at Dec. 31, 2009		2,250	3,972,750	(5,967,867)	(1,992,867)
Balance (in shares) at Dec. 31, 2009		22,500,000
Shares issued on March 8, 2010 at $1.02 per share (notes 3 and 12)		1,306	13,322,954	0	13,324,260
Shares issued on March 8, 2010 at $1.02 per share (notes 3 and 12) (in shares)		13,063,000
Shares issued at $1.80 per share on April 28, 2010 (note 12)		260	4,679,740	0	4,680,000
Shares issued at $1.80 per share on April 28, 2010 (note 12) (in shares)		2,600,000
Shares issued at $0.50 per share on April 29, 2010 (note 12)		400	1,164,512	0	1,164,912
Shares issued at $0.50 per share on April 29, 2010 (note 12) (in shares)		4,000,000
Warrants issued on April 29, 2010 (note 12)		0	730,568	0	730,568
Shares issued at $0.75 per share on October 28, 2010 (note 12)		400	2,260,794	0	2,261,194
Shares issued at $0.75 per share on October 28, 2010 (note 12) (in shares)		4,000,000
Warrants issued on October 28, 2010 (1)	[1]	0	738,806	0	738,806
Shares issued at $0.75 per share on October 29, 2010 (note 12)		33	183,844	0	183,877
Shares issued at $0.75 per share on October 29, 2010 (note 12) (in shares)		333,334
Warrants issued on October 29, 2010 (1)	[1]	0	60,049	0	60,049
Shares issued at $0.75 per share on November 2, 2010 (note 12)		267	1,507,196	0	1,507,463
Shares issued at $0.75 per share on November 2, 2010 (note 12) (in shares)		2,666,667
Warrants issued on November 2, 2010 (1)	[1]	0	492,537	0	492,537
Shares issued at $0.75 per share on November 18, 2010 (note 12)		3	14,695	0	14,698
Shares issued at $0.75 per share on November 18, 2010 (note 12) (in shares)		26,000
Warrants issued on November 18, 2010 (1)	[1]	0	4,802	0	4,802
Shares issued at $0.75 per share on December 22, 2010 (note 12)		366	2,032,186	0	2,032,552
Shares issued at $0.75 per share on December 22, 2010 (note 12) (in shares)		3,662,671
Warrants issued on December 22, 2010 (1)	[1]	0	663,851	0	663,851
Issuance of stock options on August 30, 2010 (note 12)		0	238,334	0	238,334
Net loss for the year		0	0	(3,610,465)	(3,610,465)
Balance at Dec. 31, 2010		5,285	32,067,618	(9,578,332)	22,494,571
Balance (in shares) at Dec. 31, 2010		52,851,672
Shares issued at $0.75 per share on January 18, 2011 (note 12)		20	112,762	0	112,782
Shares issued at $0.75 per share on January 18, 2011 (note 12) (in shares)		200,000
Warrants issued on January 18, 2011 (1)	[1]	0	37,218	0	37,218
Shares issued at $0.75 per share on January 24, 2011 (note 12)		25	140,952	0	140,977
Shares issued at $0.75 per share on January 24, 2011 (note 12) (in shares)		250,000
Warrants issued on January 24, 2011 (1)	[1]	0	46,523	0	46,523
Shares issued at $0.75 per share on January 26, 2011 (note 12)		533	3,006,987	0	3,007,520
Shares issued at $0.75 per share on January 26, 2011 (note 12) (in shares)		5,333,334
Warrants issued on January 26, 2011 (1)	[1]	0	992,481	0	992,481
Shares issued at $0.75 per share on January 27, 2011 (note 12)		20	112,762	0	112,782
Shares issued at $0.75 per share on January 27, 2011 (note 12) (in shares)		200,000
Warrants issued on January 27, 2011 (1)	[1]	0	37,218	0	37,218
Shares issued at $0.75 per share on February 24, 2011 (note 12)		22	125,166	0	125,188
Shares issued at $0.75 per share on February 24, 2011 (note 12) (in shares)		222,000
Warrants issued on February 24, 2011 (1)	[1]	0	41,312	0	41,312
Shares issued at $0.75 per share on March 4, 2011 (note 12)		3	18,795	0	18,798
Shares issued at $0.75 per share on March 4, 2011 (note 12) (in shares)		33,334
Warrants issued on March 4, 2011 (1)	[1]	0	6,203	0	6,203
Shares issued at $0.75 per share on March 7, 2011 (note 12)		11	63,711	0	63,722
Shares issued at $0.75 per share on March 7, 2011 (note 12) (in shares)		113,000
Warrants issued on March 7, 2011 (1)	[1]	0	21,028	0	21,028
Shares issued at $0.75 per share on March 15, 2011 (note 12)		17	93,028	0	93,045
Shares issued at $0.75 per share on March 15, 2011 (note 12) (in shares)		165,000
Warrants issued on March 15, 2011 (1)	[1]	0	30,705	0	30,705
Shares issued at Cdn $1.00 per share on August 09, 2011 (note 12)		3	31,763	0	31,766
Shares issued at Cdn $1.00 per share on August 09, 2011 (note 12) (in shares)		35,000
Shares issued at Cdn $1.00 per share on August 17, 2011 (note 12)		1	4,577	0	4,578
Shares issued at Cdn $1.00 per share on August 17, 2011 (note 12) (in shares)		5,000
Shares issued at Cdn $1.00 per share on September 1, 2011 (note 12)		3	22,919	0	22,922
Shares issued at Cdn $1.00 per share on September 1, 2011 (note 12) (in shares)		25,000
Shares issued at Cdn $1.00 per share on September 12, 2011 (note 12)		25	224,968	0	224,993
Shares issued at Cdn $1.00 per share on September 12, 2011 (note 12) (in shares)		255,000
Shares issued at Cdn $1.00 per share on September 16, 2011 (note 12)		75	661,428	0	661,503
Shares issued at Cdn $1.00 per share on September 16, 2011 (note 12) (in shares)		750,000
Shares issued at Cdn $1.00 per share on September 19, 2011 (note 12)		4	36,162	0	36,166
Shares issued at Cdn $1.00 per share on September 19, 2011 (note 12) (in shares)		41,500
Shares issued at Cdn $1.00 per share on September 20, 2011 (note 12)		1	4,335	0	4,336
Shares issued at Cdn $1.00 per share on September 20, 2011 (note 12) (in shares)		5,000
Shares issued at Cdn $1.00 per share on September 26, 2011 (note 12)		0	837	0	837
Shares issued at Cdn $1.00 per share on September 26, 2011 (note 12) (in shares)		1,000
Shares issued at Cdn $1.00 per share on September 27, 2011 (note 12)		1	4,339	0	4,340
Shares issued at Cdn $1.00 per share on September 27, 2011 (note 12) (in shares)		5,000
Shares issued at Cdn $1.00 per share on October 12, 2011 (note 12)		10	88,785	0	88,795
Shares issued at Cdn $1.00 per share on October 12, 2011 (note 12) (in shares)		100,000
Shares issued at Cdn $1.00 per share on November 2, 2011 (note 12)		216	1,943,297	0	1,943,513
Shares issued at Cdn $1.00 per share on November 2, 2011 (note 12) (in shares)		2,163,000
Financing costs (note 12)		0	(856,078)	0	(856,078)
Warrant modification (1) (note 12)	[1]	0	1,057,787	(1,057,787)	0
Stock based compensation expense (note 12)		0	582,081	0	582,081
Net loss for the year		0	0	(5,603,314)	(5,603,314)
Balance at Dec. 31, 2011		$ 6,275	$ 40,761,669	$ (16,239,433)	$ 24,528,511
Balance (in shares) at Dec. 31, 2011		62,753,840

[1]	Warrant value changed due to life extension by six months by the Company effective as of October 5, 2011. See Note 12d.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Parenthetical]	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2005 USD ($)
Shares issued during period, par value (in dollars per share)					$ 0.2	$ 0.004
Shares issued on July 23, 2007, par value (in dollars per share)				$ 0.2
Shares issued on July 31, 2007, par value (in dollars per share)				$ 0.2
Shares issued on November 20, 2007, par value (in dollars per share)				$ 0.25
Shares issued on December 17, 2007, par value (in dollars per share)				$ 1
Shares issued on March 8, 2010, par value (in dollars per share)			$ 1.02
Shares issued on April 28, 2010, par value (in dollars per share)			$ 1.8
Shares issued on April 29, 2010, par value (in dollars per share)			$ 0.5
Shares issued on October 28, 2010, par value (in dollars per share)			$ 0.75
Shares issued on October 29, 2010, par value (in dollars per share)			$ 0.75
Shares issued on November 2, 2010, par value (in dollars per share)			$ 0.75
Shares issued on November 18, 2010, par value (in dollars per share)			$ 0.75
Shares issued on December 22, 2010, par value (in dollars per share)			$ 0.75
Shares issued on January 18, 2011, par value (in dollars per share)	$ 0.75
Shares issued on January 24, 2011, par value (in dollars per share)	$ 0.75
Shares issued on January 26, 2011, par value (in dollars per share)	$ 0.75
Shares issued on January 27, 2011, par value (in dollars per share)	$ 0.75
Shares issued on February 24, 2011, par value (in dollars per share)	$ 0.75
Shares issued on March 4, 2011, par value (in dollars per share)	$ 0.75
Shares issued on March 7, 2011, par value (in dollars per share)	$ 0.75
Shares issued on March 15, 2011, par value (in dollars per share)	$ 0.75
Shares issued at Cdn on August 09, 2011, par value (in dollars per share)		1
Shares issued at Cdn on August 17, 2011, par value (in dollars per share)		1
Shares issued at Cdn on September 1, 2011, par value (in dollars per share)		1
Shares issued at Cdn on September 12, 2011, par value (in dollars per share)		1
Shares issued at Cdn on September 16, 2011, par value (in dollars per share)		1
Shares issued at Cdn on September 19, 2011, par value (in dollars per share)		1
Shares issued at Cdn on September 20, 2011, par value (in dollars per share)		1
Shares issued at Cdn on September 26, 2011, par value (in dollars per share)		1
Shares issued at Cdn on September 27, 2011, par value (in dollars per share)		1
Shares issued at Cdn on October 12, 2011, par value (in dollars per share)		1
Shares issued at Cdn on November 2, 2011, par value (in dollars per share)		1

ORGANIZATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	ORGANIZATION AND GOING CONCERN

Gentor Resources Inc. (“the Company”) was incorporated on March 24, 2005 under the Florida Business Corporation Act (see Note 16 – Subsequent event for additional information).  The Company is an exploration stage corporation formed for the purpose of prospecting and developing mineral properties.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  For the year ended December 31, 2011, the Company had a loss from operations of $5,603,314 (year ended December 31, 2010 - $3,610,465, year ended December 31, 2009 - $564,947) and an accumulated deficit of $16,239,433 (December 31, 2010 – $9,578,332), which raise substantial doubt on the Company’s ability to continue on a going concern basis.

The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditure, working capital and other cash requirements. The Company’s continued existence is dependent upon it emerging from the exploration stage, obtaining additional financing to continue operations, exploring and developing the mining properties and the discovery, development and sale of ore reserves.

These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)	BASIS OF CONSOLIDATION

The Company’s consolidated financial statements include the accounts of the company and its wholly-owned subsidiaries Gentor Idaho, Inc. and Gentor Resources Limited (formerly known as APM Mining Limited). See update regarding the corporate reorganization in Note 16.

Gentor Idaho, Inc. was incorporated on June 28, 2007 under the laws of the State of Idaho.  Gentor Resources Limited was incorporated on November 19, 2009 under the laws of the British Virgin Islands and changed its name from APM Mining Limited on April 30, 2010 following its acquisition by the Company on March 8, 2010 (see note 3). Intercompany balances and transaction have been eliminated in preparing the accompanying consolidated financial statements.

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (’‘US GAAP’’).

b)	MINERAL PROPERTIES AND EXPLORATION COSTS

Exploration costs pertaining to mineral properties with no proven reserves are charged to operations as incurred. When it is determined that mineral properties can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop such properties are capitalized. Such costs will be depreciated using the units-of-production method over the estimated life of the proven and probable reserves. The Company is in the exploration stage and has not yet realized any revenue from its planned operations.

c)	CAPITAL ASSETS

Capital assets are recorded at cost less accumulated depreciation. Depreciation is recorded as follows:

Vehicle	- Straight line over a range of two to four years

Mining equipment	- Straight line over four years

Office equipment	- Straight line over four years

Furniture and fixtures	- 20% declining balance basis

Building	- Straight line over five years

d)	ASSET IMPAIRMENT

The Company monitors events and changes in circumstances, which may require an assessment of the recoverability of its long-lived assets.  If required, the Company would assess recoverability using estimated undiscounted future operating cash flows of the related asset or asset grouping. Assets are grouped at the lowest levels for which there are identifiable cash flows that are largely independent of the cash flows generated by other asset groups.  If the carrying amount of an asset is not recoverable, an impairment loss is recognized in operations, measured by comparing the carrying amount of the asset to its fair value.  No impairment losses were warranted or recorded for the years ended December 31, 2011, and 2010.  Long-lived assets to be disposed of are reported at the lower of carrying amount or estimated fair value less cost to sell.

e)	ASSET RETIREMENT OBLIGATIONS

The fair value of the liability of an asset retirement obligation is recorded when it is incurred and the corresponding increase to the asset is depreciated over the estimated life of the asset. The liability is periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the asset retirement obligation.  The Company has not identified or recorded any asset retirement obligations on its balance sheets as at December 31, 2011 and December 31, 2010.

f)	STOCK BASED COMPENSATION

The Company has a stock option plan, which is described in note 12(c).  The Company uses the fair value method of accounting for stock options granted to directors, officers and employees whereby the fair value of options granted measured at the grant date is recorded as a compensation expense in the financial statements on a straight line basis over the requisite employee service period (usually the vesting period).  Compensation expense on stock options granted to non-employees is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received.  Any consideration paid by directors, officers, employees and consultants on exercise of stock options or purchase of shares is credited to capital stock.  Shares are issued from treasury upon the exercise of stock options.  The Company estimates that all options will vest. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

g)	CASH

Cash consists of bank balances. The Company maintains cash in bank deposit accounts in Canada and the US that at times, may exceed US and Canadian federally insured limits.  The Company has not experienced any losses in such accounts.

h)	FOREIGN EXCHANGE

The Company’s functional and reporting currency is United States dollars. The functional currency of the foreign operations is United States dollars and amounts are translated as follows: monetary assets and liabilities are translated at the spot rates of exchange in effect at the end of the period; non-monetary items are translated at historical exchange rates in effect on the dates of the transactions. Revenues and expense items are translated at average rates of exchange in effect during the period, except for depreciation, which is translated at its corresponding historical rate. Realized and unrealized exchange gains and losses are included in the consolidated statements of operations.

i)	USE OF ESTIMATES

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period.

Actual results could differ from management’s best estimates as additional information becomes available in the future. The Company bases its estimates and assumptions on historical experience, current facts, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. Significant estimates and assumptions include those related to the recoverability of mineral properties and capital assets, estimation of future income taxes, useful lives of depreciable assets, and fair value estimates for stock options and warrants.

j)	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows ASC 820-10 Fair Value Measurements and Disclosures for its financial assets and financial liabilities that are re-measured and reported at fair value at each reporting period.

Fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. At December 31, 2011 and 2010, the carrying values of the Company’s cash, accounts payable and accrued liabilities approximate fair value.

The Company has Canadian dollar (“Cdn$”) denominated warrants, the liability portion of which are considered derivative financial instruments requiring re-measurement at each reporting period. See Note 12e for the Black-Scholes option-pricing model that was used to estimate fair values of all warrants granted and outstanding.

k)	INCOME TAXES

Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes, which require the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and for the tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company recognizes deferred taxes for the estimated future tax effects attributable to deductible temporary differences and loss carryforwards when realization is more likely than not.  The deferred taxes for the Company amount to nil at the balance sheet date.

Accounting Standards Codification 740, “Income Taxes” requires that the Company recognize the impact of a tax position in its financial statement if the position is more likely than not of being sustained upon examination and on the technical merits of the position. At December 31, 2011, the Company has no material unrecognized tax benefits. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

l)	LOSS PER SHARE

Basic loss per share calculations are based on the weighted average number of common shares issued and outstanding during the year. Diluted earnings per share is calculated using the treasury method.  The treasury method assumes that outstanding stock options and share purchase warrants with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the year.  As the Company is incurring losses, basic and diluted loss per share are the same since including the exercise of outstanding stock options and share purchase warrants in the diluted loss per share calculation would be anti-dilutive.

m)	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”).  ASU 2011-05 requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.  Under the continuous statement approach, the statement would include the components and total of net income, the components and total of other comprehensive income and the total of comprehensive income.  Under the two statement approach, the first statement would include the components and total of net income and the second statement would include the components and total of other comprehensive income and the total of comprehensive income.  ASU 2011-05 does not change the items that must be reported in other comprehensive income.  ASU 2011-05 is effective retrospectively for interim and annual periods beginning after December 15, 2011, with early adoption permitted.  The Company is currently evaluating the impact of the adoption of ASU 2011-05 on its financial statements.

In December 2011, the FASB issued ASU No. 2011-12 ―Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. These amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income in all periods presented. This guidance is effective for public companies for fiscal years and interim periods beginning on or after December 15, 2011. The Company is currently evaluating the impact of the adoption of ASU 2011-12 on its financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”).  ASU 2011-04 does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required and permitted under IFRS or U.S. GAAP.  For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13.   ASU 2011-04 is effective on a prospective basis for interim and annual periods beginning after December 15, 2011, with early adoption not permitted.  In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that result from applying ASU 2011-04 and to quantify the total effect, if practicable.  The Company is currently evaluating the impact of the adoption of ASU 2011-04 on its financial position, results of operations and disclosures.

Other pronouncements issued by the FASB or other authoritative accounting standards groups with future effective dates are either not applicable or are not expected to be significant to the financial statements of the Company.

ACQUISITION	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]
3.	ACQUISITION

On March 8, 2010, pursuant to a stock exchange agreement, the Company acquired all of the issued and outstanding shares of Gentor Resources Limited (formerly APM Mining Limited) in exchange for 10,362,000 common shares of the Company.

Gentor Resources Limited is a mineral exploration company, which has secured the earn-in rights to specific exploration ground holdings in the Sultanate of Oman (“Oman”), comprising sites identified as having significant potential for copper mineralization.

The purchase price for this acquisition was $13,395,583, which included 10,362,000 of the Company’s common shares at a price of $1.02 per share and direct costs of $2,826,343.   As part of the transaction costs, the Company issued 2,701,000 shares at a price of $1.02 per share to a related party in exchange for capital raising services.  Included in direct costs are $71,323 of costs that are part of accounts payable and accrued liabilities. The price of $1.02 per share was based on the market price of the shares on March 8, 2010, being the date the Company and Gentor Resources Limited closed the agreement. The acquisition was accounted for as a purchase of assets. The total consideration and transaction costs have been allocated to the net assets acquired and liabilities assumed as follows:

Issuance of 10,362,000 common shares	$10,569,240
Transaction costs (including issuance of 2,701,000 common shares)	2,826,343
Purchase Price	$13,395,583

Net assets acquired and liabilities assumed:

Cash	$255,889
Prepaids and deposits	2,371
Capital assets	108,921
Mineral properties	13,748,198
Accounts payable and accrued liabilities	(190,415)
Due to related parties	(529,381)
Net assets acquired	$13,395,583

In connection with the foregoing transaction, the Company issued 2,500,000 common shares to a non-US Person in connection with the amendment of a certain Earn-In Agreement between Al Fairuz Mining Company, LLC (“Al Fairuz Mining”) and Gentor Resources Limited with respect to the Company’s Block 5 project located in the Sultanate of Oman. The 2,500,000 shares were issued on April 28, 2010 at a price of $1.80 per share. Consequently, there was an increase to mineral properties of $4,500,000.

PREPAIDS AND ADVANCES	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Advances Disclosure [Abstract]
Prepaid Expenses And Advances Disclosure [Text Block]
4.	PREPAIDS AND ADVANCES

The prepaids and advances primarily consist of $25,778 for an insurance claim receivable and $47,037 for prepaid insurance as at December 31, 2011 (December 31, 2010 - $nil and $15,395, respectively). Other items total $3,083 (December 31, 2010 - $304).

LONG TERM DEPOSIT	12 Months Ended
Dec. 31, 2011
Long Term Deposits Disclosure [Abstract]
Long Term Deposits Disclosure [Text Block]
5.	LONG TERM DEPOSIT

The long-term deposit is a $10,000 certificate of deposit issued on March 11, 2011 and assigned to the United States Department of the Interiors, Bureau of Land Management, as a reclamation bond for the installation of a bridge crossing the Patterson creek at the Company’s Idaho project.

This certificate of deposit bears an interest rate of 1.75% per annum and matures on March 11, 2012.  It will automatically roll over to maintain the bond in good standing.

MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2011
Mineral Industries Disclosures [Abstract]
Mineral Industries Disclosures [Text Block]
6.	MINERAL PROPERTIES

Oman Project

On March 8, 2010, the Company acquired, through its wholly owned subsidiary Gentor Resources Limited, the earn-in rights to the Block 5 and Block 6 copper exploration projects located in Oman.  Pursuant to the Earn-in Agreement between Al Fairuz Mining and Gentor Resources Limited, which relates to the Block 5 project, the Company has the right to earn up to a 65% equity position in Al Fairuz Mining.  Pursuant to the Earn-in Agreement between Al Zuhra Company, LLC (“Al Zuhra Mining”) and Gentor Resources Limited, which relates to the Block 6 project, the Company has the right to earn up to a 70% equity position in Al Zuhra Mining.

The entire balance of $18,248,198 recorded in mineral properties in the balance sheet as of December 31, 2011 (December 31, 2010 - $18,248,198) is attributable to the Oman Project.

Idaho Project

Effective as of July 23, 2007, Bardswich LLC, an entity that is owned and controlled by Lloyd J. Bardswich, who was the President and CEO of the Company, and Gentor Idaho, a wholly owned subsidiary of the Company, entered into an assignment agreement whereby Bardswich LLC assigned all of its rights, title and interest in and to the Idaho Option Agreement (“Idaho Option Agreement”) to Gentor Idaho in exchange for $40,000 in cash and 500,000 common shares of the Company. The Idaho Option Agreement dated effective as of March 1, 2007 relates to a certain mineral lease agreement and an option to purchase twenty one (21) patented mining claims located over approximately 376 acres of real property and four other parcels of approximately 216 acres (collectively, the  “Optioned Properties”) in Lemhi County, Idaho.  An initial payment of $40,000 in cash was made to the Idaho claim owner upon execution of the Idaho Option Agreement and an additional payment of $60,000 was made on the six-month anniversary date of signing the original Idaho Option Agreement. Payments totaling $300,000 were made from 2008 to 2010 to the Idaho claim owner.  On March 8, 2011, the Idaho claim owner agreed to accept a payment of $100,000 in lieu of the $200,000 payment that was due in full on March 1, 2011 (the fourth anniversary date of the Idaho Option Agreement). The foregoing agreed upon $100,000 payment has been paid to the Idaho claim owner.  All payments that become due subsequent to March 2011 remain as stipulated in the original agreement.  To the extent that the Company makes any advanced minimum royalty payments, the Company is entitled to receive a corresponding credit against any required net smelter return royalties that are otherwise required to be paid to the Idaho claim owner under the Idaho Option Agreement. The Idaho Option Agreement also grants the Company an option to purchase the Idaho claim  owner’s rights to the Optioned Properties, including but not limited to the IMA  Mine, for a total purchase price of $5,000,000, excluding there from the right of the Idaho claim owner to receive a three percent (3%) royalty on net revenue generated from the sale of any molybdenum, copper, lead and zinc recovered from the IMA Mine and five percent (5%) royalty on the net revenue generated from the sale of all other ores, minerals, or other products recovered from the Optioned Properties.

The Company expenses payments made to the Idaho project as they come due as mineral property expenses. There is no accrual or assets set up for this project.

CAPITAL ASSETS	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	CAPITAL ASSETS

December 31, 2011

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$134,694	$47,796	$86,898
Mining Equipment	60,756	18,956	41,800
Office Equipment	66,423	33,306	33,117
Furniture and Fixtures	16,579	4,366	12,213
Building	358,241	274,301	83,940
	$636,693	$378,725	$257,968

December 31, 2010

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$108,921	$22,691	$86,230
Mining Equipment	189,505	78,079	111,426
Office Equipment	40,488	25,752	14,736
Furniture and Fixtures	10,377	2,060	8,317
Building	358,241	202,653	155,588
	$707,532	$331,235	$376,297

During the year ended December 31, 2011, the Company sold mining equipment (including a bulldozer) with a net book value of $54,188 for $159,500. The Company also disposed of a vehicle resulting in an insurance claim with a gain of $6,158. The resulting gains on sale/disposal are included in the consolidated statements of operations. See note 10 for additional information on the sale of the bulldozer.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
8.	RELATED PARTY TRANSACTIONS

As of December 31, 2011, a balance of $114,740 advanced to the Company from a former director and officer of the Company was outstanding (December 31, 2010 - $194,969).  This advance is unsecured, non-interest bearing and re-payable upon demand.

In June 2009, an amount of $79,675 was advanced to the Company by two directors of the Company and used to repay accounts payable owed by the Company.  During the year ended December 31, 2011 the remaining balance of $4,686 was paid. The balance of this advance as at December 31, 2011 was $Nil (December 31, 2010 - $4,686).

As of December 31, 2011, an amount of $15,725 (December 31, 2010 - $9,924) was due to a corporation of which a director and officer of the Company is a partner.  During the year ended December 31, 2011, the Company reimbursed to this corporation travel and other office expenses incurred on behalf of this director and officer of the Company in the amount of $25,710 (December 31, 2010 - $nil).

During the year ended December 31, 2011, an amount of $1,775 was due to two directors of the Company relating to interest on an amount of $193,771 previously advanced to the Company for working capital purposes during the first quarter of 2010.  The principal amount of this advance was repaid during the fourth quarter of 2010.

All related party transactions are in the normal course of operations and are measured at the exchange amount as determined by management.

NOTE PAYABLE	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.	NOTE PAYABLE

On November 14, 2011, the Company fully repaid its promissory note of $816,432 (December 31, 2010 - $769,733), which included $46,699 of interest accrued during the year ended December 31, 2011 (year ended December 31, 2010 - $54,111). The note bore an interest rate of 8% per annum.

LOAN PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.	LOAN PAYABLE

On December 12, 2008, the Company entered into a financing agreement for the purchase of a bulldozer in the amount of $145,500. As discussed in Note 7, during the year ended December 31, 2011, the Company sold the bulldozer for $155,000. Upon receipt of the funds, the Company repaid the balance of the loan in the amount of $52,949. The sale resulted in a gain of $100,812 reported in the consolidated statements of operations.

REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
11.	REPORTABLE SEGMENTS

The Company operates in one business segment: the exploration, mine development and extraction of precious metals in two geographic areas, the Sultanate of Oman and the United States.

As at	December 31, 2011	December 31, 2010

Oman – mineral properties	$18,248,198	$18,248,198
Oman – capital assets	160,344	140,390
United States – capital assets	97,624	235,907
Total	$18,506,166	$18,624,495

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
12.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 50,000,000 preferred shares and 100,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting. Preferred shares may be issued in series with distinctive serial designations.

b)	Issued Share Capital

From January 18, 2011 to March 15, 2011, as part of a private placement the Company sold 6,516,668 units at a price of $0.75 per unit for gross proceeds of $4,887,502.  Each unit consists of one common share of the Company and one warrant (“Warrant”) which entitles the holder thereof to purchase one additional common share of the Company (see note 12(d)).  Each Warrant is exercisable for a period of 12 months (and subsequently extended for 6 additional months) from the date of issuance at an exercise price of $0.90 per share.

From August 10, 2011 to October 12, 2011, as part of a private placement the Company sold 1,222,500 units at a price of $0.97 to $1.02 (Cdn$1.00) per unit for gross proceeds of approximately $1,233,900 (Cdn$1,222,500).  Each unit consists of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one-half of one common share of the Company for a period of one year from the date of issuance of the warrant, provided that a minimum of two such warrants must be exercised by the holder thereof at any one time in order that any such exercise thereof will result in the purchase of one common share of the Company at a price of $1.21 to $1.29 (Cdn$1.25) (see note 12(e)).

On November 2, 2011 as part of a brokered offering the Company sold 2,163,000 units at a price of $0.99 (Cdn$1.00) per unit for gross proceeds of approximately $2,134,000 (Cdn$2,163,000).  Each unit consists of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $1.24 (Cdn$1.25) for a period of one year from the date of issuance of the warrant (see note 12(e)).

As of December 31, 2011, the Company had outstanding 62,753,840 (December 31, 2010 – 52,851,672) common shares and no preferred shares.

c)	Stock Based Compensation

On July 28, 2010, the Company adopted the Gentor Resources 2010 Performance and Equity Incentive Plan (the “2010 Plan”). Persons who were eligible to receive awards under the 2010 Plan included officers, directors and employees of the Company and advisors to the Company.

On August 30, 2010, 725,000 stock options were granted to various employees and consultants under the 2010 Plan.  Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.75 for a period of 5 years.  The options vest at a rate of 25% on each six-month anniversary of the grant date.

On April 1, 2011, 400,000 stock options were granted under the 2010 Plan to various employees. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.90 for a period of 5 years.  The options vest at a rate of 25% on each six-month anniversary of the grant date.

On November 2, 2011, the Company issued 173,040 non-transferable compensation options to GMP Securities LP (the “agent”) in connection with the November 2, 2011 brokered placement. The agent is entitled to purchase one common share of the Company at a purchase price of $0.99 (Cdn$1.00) within 24 months.

On December 14, 2011, the Company established a new stock option plan (the “New Plan”). The New Plan is subject to receipt of TSX Venture Exchange and shareholder approvals. It is planned to seek shareholder approval of the New Plan at the next annual meeting of shareholders. In establishing the New Plan, the Company’s board of directors also provided that no additional awards will be made under the 2010 Plan and terminated the 2010 Plan effective upon the exercise, expiry, termination or cancellation of all of the currently outstanding stock options that were granted under the 2010 Plan as set out above. Stock options may be granted under the New Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The number of common shares of the Company reserved from time to time for issuance to optionees pursuant to stock options granted under the New Plan shall not exceed 11,000,000 common shares. The exercise price of each stock option granted under the New Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company’s common shares on the TSX Venture Exchange prior to the date the stock option is granted.

On December 14, 2011, 100,000 stock options were granted under the New Plan to an employee of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.21 (Cdn$1.24) for a period of 5 years.  The options vest at a rate of 25% on each six-month anniversary of the grant date. None of these options shall be exercisable unless and until shareholder and TSX Venture Exchange approvals are obtained for the New Plan.

As at December 31, 2011, the Company had 1,225,000 (December 31, 2010 – 725,000) stock options outstanding to acquire common shares at a weighted average exercise price of $0.84. The remaining weighted average contractual life of outstanding options is 3.96 years.  All of the stock options granted are expected to vest.   As of December 31, 2011, the forfeiture estimate of the outstanding options is 0%.  The number of stock options forfeited, cancelled, expired and exercised was nil.  There were 462,500 stock options exercisable and 762,500 stock options expected to vest as at December 31, 2011. The weighted average fair value of options granted in 2011 is $0.66 (December 31, 2010 - $1.30). The weighted average exercise price of the options exercisable is $0.79 and expected to exercise is $0.84 with a remaining weighted average contractual lives of 3.79 years and 3.96 years respectively.

During the year ended December 31, 2011, the Company recognized as an expense in the consolidated statements of operations stock based compensation of $582,081 (year ended December 31, 2010 - $140,834, year ended December 31, 2009 - $nil). This amount was credited accordingly to additional paid-in capital in the balance sheet. Total compensation related to non-vested awards not yet recognized is $511,708 expected to be recognized over a weighted average life of 1.03 years.

The Black-Scholes option-pricing model was used to estimate values of all stock options granted in 2011 based on the following assumptions:

(i)	Risk-free interest rate: 2.24% for the Usd$ options, which is based on the 5 Year US Treasury bond rate (December 31, 2010 - 1.39%, December 31, 2009 - Nil) and 1.14% for the Cdn$ options, which is based on the 3-5 year Bank of Canada marketable bonds average yield.
(ii)	Expected volatility: 67.87 - 68.71% which is based on the Company's historical stock price (December 31, 2010 - 69.20%, December 31, 2009 - Nil)
(iii)	Expected life: 5 years (December 31, 2010 - 5 years, December 31, 2009 - Nil)
(iv)	Expected dividends: $Nil (December 31, 2010 - $Nil, December 31, 2009 - $Nil)

d)	U.S. Dollar Common Share Purchase Warrants

As at December 31, 2011, the Company had outstanding and exercisable 21,205,340 U.S. dollar common share purchase warrants (December 31, 2010 – 14,688,672), each such warrant entitling the holder to purchase one common share of the Company. Such warrants are set out in the following table:

Date of Issue	Number of Warrants Issued	Exercise Price	Exercise Period (months)	Remaining Contractual Life (months)
April 29, 2010	4,000,000	$0.75	24	4
October 28, 2010 (1)	4,000,000	$0.90	18	4
October 29, 2010 (1)	333,334	$0.90	18	4
November 2, 2010 (1)	2,666,667	$0.90	18	4
November 18, 2010 (1)	26,000	$0.90	18	5
December 22, 2010 (1)	3,662,671	$0.90	18	6
January 18, 2011 (1)	200,000	$0.90	18	6
January 24, 2011 (1)	250,000	$0.90	18	7
January 26, 2011 (1)	5,333,334	$0.90	18	7
January 27, 2011 (1)	200,000	$0.90	18	7
February 24, 2011 (1)	222,000	$0.90	18	8
March 4, 2011 (1)	33,334	$0.90	18	8
March 7, 2011 (1)	113,000	$0.90	18	8
March 15, 2011 (1)	165,000	$0.90	18	8

	21,205,340
(1)	Warrant life extended by six months by the Company effective as of October 5, 2011.

The Company extended the lives of 17,205,340 U.S. dollar warrants by 6 months effective as of October 5, 2011. The Company valued the affected warrants immediately before and after the modification. The value of the warrants after the modification was increased by $1,057,787, resulting in an accounting adjustment to additional paid-in capital and accumulated deficit in the consolidated statements of shareholders’ equity.

As of December 31, 2011, the weighted average fair value of the U.S. dollar warrants was $0.48 (December 31, 2010 - $0.55).  The number of U.S. dollar warrants that were cancelled, expired and exercised during the year ended December 31, 2011 was nil (year ended December 31, 2010 – nil).

The following assumptions used in the Black-Scholes option-pricing model used to estimate values of the U.S. dollar warrants granted, reflect the revalued warrants due to the 6 month extension by the Company:

(i)	Risk-free interest rate: 0.23% - 0.28%, which is based on the US Treasury bond rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants (December 31, 2010; 0.22% -1.01%)

(ii)	Expected volatility: 73.66% - 73.67%, which is based on the Company’s historical stock price (December 31, 2010; 60.14% - 73.66%)
(iii)	Expected life: 1 year (December 31, 2010; 1 - 2 years)
(iv)	Expected dividends: $Nil (December 31, 2010; $Nil)

e)	Canadian Dollar Common Share Purchase Warrants

As at December 31, 2011, the Company had outstanding and exercisable Canadian dollar common share purchase warrants entitling the holders to purchase a total of 1,692,750 common shares of the Company (December 31, 2010 – nil), as set out in the following table:

Date of Issue	Number of Shares Issuable	Exercise Price	Exercise Period (months)	Remaining Contractual Life (months)
August 9, 2011(1)	17,500	$1.26	12	7
August 17, 2011(1)	2,500	$1.27	12	8
September 1, 2011(1)	12,500	$1.28	12	8
September 12, 2011(1)	127,500	$1.26	12	8
September 16, 2011(1)	375,000	$1.27	12	9
September 19, 2011(1)	20,750	$1.26	12	9
September 20, 2011(1)	2,500	$1.26	12	9
September 26, 2011(1)	500	$1.21	12	9
September 27, 2011(1)	2,500	$1.23	12	9
October 12, 2011(1)	50,000	$1.23	12	9
November 2, 2011(1)	1,081,500	$1.23	12	10

	1,692,750
(1)	The exercise price for the Canadian dollar common share purchase warrant is Cdn$1.25 for one share and converted at day of issue.

As of December 31, 2011, the weighted average fair value of the Canadian dollar common share purchase warrants was $0.25 (December 31, 2010 $nil).  The number of Canadian dollar common share purchase warrants that were cancelled, expired and exercised during the year ended December 31, 2011 was nil (year ended December 31, 2010 – nil).

The Black-Scholes option-pricing model was used to estimate values of the Canadian dollar common share purchase warrants granted based on the following assumptions:

(i)	Risk-free interest rate: 0.87% - 1.06%, which is based on the Bank of Canada marketable bonds, average yield 1-3 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants
(ii)	Expected volatility: 67.09% - 80.45%, which is based on the Company’s historical stock price
(iii)	Expected life: 1 year
(iv)	Expected dividends: $Nil

During the year ended December 31, 2011, $80,815 was recorded as a gain on derivative financial instruments (December 31, 2010 – $nil, December 31, 2009 - $nil).

f)	Loss Per Share

Loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2011, amounting to 59,558,895 common shares (December 31, 2010 – 38,903,807, December 31, 2009 – 22,500,000).

Diluted loss per share was calculated using the treasury stock method. For the year ended December 31, 2011, 21,667,838 common shares related to stock options and warrants were anti-dilutive. As at December 31, 2010, 15,413,672 common shares related to stock options and warrants were anti-dilutive.

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
13.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

For year ended	December 31, 2011	December 31, 2010	December 31, 2009

Cash paid during the period for:
Interest	46,699	-	-
Income taxes	-	-	-

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14.	INCOME TAXES

During year ended December 31, 2011, the Company incurred $1,810,261 net losses and, therefore, has no provision for income taxes. No income tax benefit has been recorded because it is more likely than not that the recoverability of such assets would not be realized through known future revenue sources. The net deferred tax asset generated by the loss carryforward has been fully reserved. The net operating loss available to be applied against future years’ taxable income is $8,866,473 at December 31, 2011. If not utilized, these losses will expire as follows:

2025	$97,000
2026	$224,000
2027	$1,874,000
2028	$3,340,000
2029	$504,000
2030	$1,017,212
2031	$1,810,261
Total:	$8,866,473

The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2011	2010	2009
Unrecognized tax benefit - January 1	$-	$-	$-
Gross increases - tax positions in prior period	-	-	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$-	$-	$-

The Company would recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. As there are no unrecognized tax benefits noted above or recognized historically, the Company did not accrue penalties and interest historically or during 2011.

The significant components of deferred income taxes consist of the following:

As at December 31,	2011	2010	2009
Deferred tax asset
Loss carryforwards	$3,546,589	$2,822,485	2,415,658

Deferred tax liability
Capital assets	(23,758)	(33,160)	(28,176)

Total:	3,522,831	2,789,325	2,387,482

Valuation allowance	(3,522,831)	(2,789,325)	(2,387,482)
	$-	$-	$-

A reconciliation between incentives provided at actual rates and at the basic rate of 40% of federal and state taxes is as follows:

Year ended December 31,	2011	2010	2009

Loss for the year	$1,899,099	$1,096,986	$564,947
Recovery of income tax and statutory rates	759,640	438,794	225,979

Other	-	-	-
Change in valuation allowance	(759,640)	(438,794)	(255,979)
	$-	$-	$-

In Oman, the tax rate for foreign companies is 12%; however, there is a 5 year tax holiday from the start of production which has not commenced as of December 31, 2011.

The Company is subject to taxation in the US and various foreign jurisdictions. As of December 31, 2011 the Company’s tax years for 2008, 2009, 2010 and 2011 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2011, the Company is no longer subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2008. Tax year 2007, was open as of December 31, 2010.

FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
Financial Risk Management Disclosure [Abstract]
Financial Risk Management Disclosure [Text Block]
15.	FINANCIAL RISK MANAGEMENT

a)	FOREIGN CURRENCY RISK

Foreign currency risk is the risk that a variation in exchange rates between the United States dollar and other foreign currencies will affect the Company’s operations and financial results. A portion of the Company’s transactions are denominated in Omani rials and Canadian dollars.  The Company is also exposed to the impact of currency fluctuations on its monetary assets and liabilities. Significant foreign currency gains or losses are reflected as a separate component of the consolidated statement of operations. The Company does not use derivatives instruments to reduce its exposure to foreign currency risk.

The following table indicates the impact of foreign currency risk on net working capital as at December 31, 2011. The table below also provides a sensitivity analysis of a 10 percent strengthening of the US dollar against the Omani rial and Canadian dollar as identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10 percent weakening of the US dollar against the Omani rial and Canadian dollar would have had the equal but opposite effect as at December 31, 2011.

	Omani Rial	Canadian Dollar

Cash	$48,901	$2,530,067
Prepaids and advances	23,745	-
Accounts payable	(26,850)	-
Accrued liabilities	(36,265)	-
Total foreign currency working capital	9,531	2,530,067
US$ exchange rate at December 31, 2011	2.58950	0.9840
Total foreign currency net working capital in US$	$24,681	$2,489,586
Impact of a 10% strengthening of the US$ on net loss	$2,468	$248,959

b)	MARKET RISK

Market risk is the potential for financial loss from adverse changes in underlying market factors, including foreign-exchange rates, commodity prices, interest rates and stock based compensation costs.

c)	TITLE RISK

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mining properties. Although the Company has investigated title to all of its mineral properties for which it holds rights, the Company cannot give any assurance that title to such properties will not be challenged or impugned and cannot be certain that it will have valid title to its mineral properties.

d)	DISCLOSURES OF FAIR VALUE OF OTHER FINANCIAL ASSETS AND LIABILITIES

The fair value of warrants (note 2j) would be included in the hierarchy as follows:

	Fair Value Measurements at Reporting Date Using:
December 31, 2011 Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$263,398	-

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
16.	SUBSEQUENT EVENT

On February 29, 2012, the Company announced that it had completed its corporate reorganization (the “Corporate Reorganization”), as a result of which the Company’s corporate jurisdiction has been moved from Florida to the Cayman Islands.  The Corporate Reorganization was effected by a two-step process involving a merger of Gentor Resources, Inc. (the Florida company) with and into its wholly-owned Wyoming subsidiary, followed by a continuation of the surviving company into the Cayman Islands. Shareholders approved the Corporate Reorganization at the special meeting of shareholders held on February 24, 2012.  Under the memorandum and articles of association adopted by the Company on the continuance into the Cayman Islands, the authorized share capital was increased to $50,000 divided into 500,000,000 common shares, with a par value of $0.0001 per share, and preferred shares are no longer part of the authorized share capital.

On April 30, 2012, Gentor announced that it has entered into an agreement with a Turkish company (the “Licence Holder”) pursuant to which Gentor has been granted a 12 month option period for the purposes of funding and carrying out the exploration for copper on properties (the “Project”) located in northeastern Turkey held by the Licence Holder. Gentor paid the Licence Holder a US$200,000 option fee under the said agreement. Gentor shall determine on or before the expiry date of the said 12 month period whether to acquire a 70% interest in the Project. If Gentor exercises its option to acquire a 70% interest in the Project, a further US$400,000 would be payable by Gentor to the Licence Holder, and Gentor would fund exploration by completing a feasibility study within three years from the acquisition of the said 70% interest (the “Feasibility Period”). At the end of the second and third year of the Feasibility Period, Gentor would pay annual sums of US$300,000 to the Licence Holder.